Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Employee benefits	€ 912	€ 1,002
Termination plans	515	709
Post-employment defined benefit plans	9	3
Other benefits	388	290
Other provisions	1,304	1,218
Total	2,216	2,220
Non-current
Employee benefits	5,666	6,147
Termination plans	1,282	1,685
Post-employment defined benefit plans	1,030	935
Other benefits	3,354	3,527
Other provisions	3,552	3,726
Total	9,218	9,873
Total
Employee benefits	6,578	7,149
Termination plans	1,797	2,394	€ 2,583
Post-employment defined benefit plans	1,039	938
Other benefits	3,742	3,817
Other provisions	4,856	4,944
Total	11,434	12,093
Restructuring provision
Total
Total	340	1,380
Restructuring provision | Individual Suspension Plan
Total
Total	€ 165	€ 837